Accrued Liabilities	6 Months Ended
Jun. 30, 2012
Accrued Liabilities
Accrued Liabilities

8       Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of June 30, 2012	As of December 31, 2011
Accrued payroll	$1,162	$1,109
Accrued interest	12,914	10,543
Accrued expenses	25,251	24,465
Total	$39,327	$36,117

Accrued expenses mainly consisted of accrued realized losses on cash flow interest rate swaps of $18.2 million and $18.5 million as of June 30, 2012 and December 31, 2011, respectively, as well as other accruals related to the operation of the Company’s fleet of $7.1 million and $6.0 million as of June 30, 2012 and December 31, 2011, respectively.